CAUSEWAY INTERNATIONAL VALUE FUND
                         CAUSEWAY EMERGING MARKETS FUND
                           CAUSEWAY GLOBAL VALUE FUND

                        SUPPLEMENT DATED AUGUST 12, 2008
                              TO THE PROSPECTUS OF
                      CAUSEWAY INTERNATIONAL VALUE FUND AND
                         CAUSEWAY EMERGING MARKETS FUND
                             DATED JANUARY 30, 2008
                                       AND
                              TO THE PROSPECTUS OF
                           CAUSEWAY GLOBAL VALUE FUND
                              DATED APRIL 29, 2008


            THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION
           BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ
                      IN CONJUNCTION WITH THE PROSPECTUS.

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On July 31, 2008, the Board of Trustees of Causeway International Value Fund,
Causeway Emerging Markets Fund and Causeway Global Value Fund (the "Funds") authorized the officers of the Funds to change the holding period to avoid incurring the Funds' 2.00% redemption fee from 90 days to 60 days. Accordingly, effective December 1, 2008, the Funds will impose the 2.00% redemption fee on the original value of shares redeemed less than 60 days after purchase.




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 CCM-SK-005-0100